Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Non-Cancellable Leases (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Operating Leases Future Minimum Payments Due [Abstract]
2018	¥ 64,718
2019	56,706
2020	43,167
2021	38,271
Thereafter	12,878
Total	¥ 215,740